UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: January 31

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

FORM N-Q

APRIL 30, 2007

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.0%
60,056	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$1,290,599
47,478	Legg Mason Investors Trust, Inc. - Legg Mason American Leading Cos. Trust, Institutional Class Shares	1,287,129
59,848	Legg Mason Opportunity Trust, Institutional Class Shares	1,275,969
15,384	Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund, Class I Shares *	1,929,481
84,943	Legg Mason Partners Equity Trust - Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	1,290,292
72,635	Legg Mason Partners Equity Trust - Legg Mason Partners Large Cap Growth Fund, Class I Shares *	1,873,266
56,483	Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Growth Fund, Class I Shares	957,959
22,963	Legg Mason Value Trust, Inc., Institutional Class Shares *	1,931,222
78,801	The Royce Fund - Royce Value Fund, Institutional Class Shares	957,430

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $12,403,707)	12,793,347

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
$148,000	Interest in $380,296,000 joint tri-party repurchase agreement dated 4/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.210% due 5/1/07; Proceeds at maturity - $148,021; (Fully collateralized by various U.S. Treasury Notes and U.S. government agency obligations, 0.000% to 9.375% due 9/30/11 to 4/15/30; Market value - $150,961) (Cost - $148,000)	148,000

	TOTAL INVESTMENTS - 99.1% (Cost - $12,551,707#)	12,941,347
	Other Assets in Excess of Liabilities - 0.9%	117,147

	TOTAL NET ASSETS - 100.0%	$13,058,494

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
3,303,490	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$70,991,990
1,295,944	Legg Mason Investors Trust, Inc. - Legg Mason American Leading Cos. Trust, Institutional Class Shares	35,133,038
1,674,171	Legg Mason Opportunity Trust, Institutional Class Shares	35,693,335
831,417	Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund, Class I Shares *	104,276,321
2,157,245	Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Inc., Class I Shares	34,472,775
4,604,363	Legg Mason Partners Equity Trust - Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	69,940,280
2,712,912	Legg Mason Partners Equity Trust - Legg Mason Partners Large Cap Growth Fund, Class I Shares *	69,966,011
3,018,901	Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Growth Fund, Class I Shares	51,200,566
841,050	Legg Mason Value Trust, Inc., Institutional Class Shares *	70,732,317
4,507,753	The Royce Fund - Royce Value Fund, Institutional Class Shares	54,769,196
3,263,999	Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Institutional Class Shares	33,358,071
2,802,991	Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Institutional Class Shares	29,571,550
3,116,792	Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Class Shares	33,973,033

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $554,941,451)	694,078,483

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$671,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity - $671,097; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value - $684,425) (Cost - $671,000)	671,000

	TOTAL INVESTMENTS - 100.1% (Cost - $555,612,451#)	694,749,483
	Liabilities in Excess of Other Assets - (0.1)%	(484,523)

	TOTAL NET ASSETS - 100.0%	$694,264,960

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
2,101,313	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$45,157,210
471,852	Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund, Class I Shares *	59,179,739
3,703,704	Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Inc., Class I Shares	59,185,185
3,467,166	Legg Mason Partners Equity Trust - Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares	60,016,652
2,939,978	Legg Mason Partners Equity Trust - Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	44,658,262
2,568,331	Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Growth Fund, Class I Shares	43,558,897
707,818	Legg Mason Value Trust, Inc., Institutional Class Shares *	59,527,508
3,827,030	The Royce Fund - Royce Value Fund, Institutional Class Shares	46,498,415
5,618,258	Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Institutional Class Shares	57,418,597
7,884,524	Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Institutional Class Shares	83,181,726
2,686,544	Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Class Shares	29,283,331

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $525,071,328)	587,665,522

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$1,962,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity- $1,962,285; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value - $2,001,254) (Cost - $1,962,000)	1,962,000

	TOTAL INVESTMENTS - 100.0% (Cost - $527,033,328#)	589,627,522
	Other Assets in Excess of Liabilities - 0.0%	138,051

	TOTAL NET ASSETS - 100.0%	$589,765,573

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.5%
843,663	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$18,130,312
197,090	Legg Mason Partners Equity Trust - Legg Mason Partners Aggressive Growth Fund, Class I Shares *	24,719,023
1,572,113	Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Inc., Class I Shares	25,122,371
1,455,674	Legg Mason Partners Equity Trust - Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares	25,197,721
1,179,223	Legg Mason Partners Equity Trust - Legg Mason Partners International All Cap Opportunity Fund, Class I Shares *	17,912,403
1,240,485	Legg Mason Partners Equity Trust - Legg Mason Partners Small Cap Growth Fund, Class I Shares	21,038,630
298,188	Legg Mason Value Trust, Inc., Institutional Class Shares *	25,077,584
1,814,928	The Royce Fund - Royce Value Fund, Institutional Class Shares	22,051,373
4,413,866	Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Institutional Class Shares	45,109,711
9,600,001	Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Institutional Class Shares	101,280,007
2,245,480	Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Class Shares	24,475,737

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $326,908,831)	350,114,872

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$1,149,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity - $1,149,167; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value - $1,171,988) (Cost - $1,149,000)	1,149,000

	TOTAL INVESTMENTS - 99.8% (Cost - $328,057,831#)	351,263,872
	Other Assets in Excess of Liabilities - 0.2%	530,217

	TOTAL NET ASSETS - 100.0%	$351,794,089

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.2%
309,619	Legg Mason Global Trust, Inc. - Legg Mason International Equity Trust, Institutional Class Shares	$6,653,719
352,440	Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Inc., Class I Shares	5,631,983
325,381	Legg Mason Partners Equity Trust - Legg Mason Partners Fundamental Value Fund, Inc., Class I Shares	5,632,347
92,083	Legg Mason Value Trust, Inc., Institutional Class Shares *	7,744,148
667,324	The Royce Fund - Royce Value Fund, Institutional Class Shares	8,107,991
1,627,488	Western Asset Funds, Inc. - Western Asset Absolute Return Portfolio, Institutional Class Shares	16,632,925
4,671,068	Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Institutional Class Shares	49,279,769
1,028,464	Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Class Shares	11,210,260

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $105,657,576)	110,893,142

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
$273,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds at maturity- $273,040; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value - $278,462) (Cost - $273,000)	273,000

	TOTAL INVESTMENTS - 99.5% (Cost - $105,930,576#)	111,166,142
	Other Assets in Excess of Liabilities - 0.5%	582,547

	TOTAL NET ASSETS - 100.0%	$111,748,689

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

Schedules of Investments (unaudited)	April 30, 2007

SHARES	DESCRIPTION	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.7%
138,160	Legg Mason Partners Equity Trust - Legg Mason Partners Appreciation Fund, Inc., Class I Shares	$2,207,796
123,547	Legg Mason Partners Equity Trust - Legg Mason Partners Capital and Income Fund, Class I Shares	2,225,078
967,157	Legg Mason Partners Income Trust - Legg Mason Partners Diversified Strategic Income Fund, Class I Shares	6,673,383
2,519,466	Western Asset Funds, Inc. - Western Asset Core Plus Bond Portfolio, Institutional Class Shares	26,580,368
615,897	Western Asset Funds, Inc. - Western Asset High Yield Portfolio, Institutional Class Shares	6,713,281

	TOTAL INVESTMENTS IN UNDERLYING FUNDS - 99.7% (Cost - $43,746,794#)	44,399,906
	Other Assets in Excess of Liabilities - 0.3%	118,622

	TOTAL NET ASSETS - 100.0%	$44,518,528

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) collectively, (the “Funds”) are a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Prior to April 27, 2007, the Funds were separate investment funds of Legg Mason Partners Lifestyle Series, Inc., a Maryland corporation, registered under the 1940 Act”). The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Allocation 100%	$389,640	$—	$389,640
Allocation 85%	139,137,032	—	139,137,032
Allocation 70%	62,594,194	—	62,594,194
Allocation 50%	23,206,041	—	23,206,041
Allocation 30%	5,235,566	—	5,235,566
Income Fund	983,992	(330,880)	653,112

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 28, 2007